Property, Plant and Equipment, Goodwill and Intangible Assets, Impairments (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impaired assets [Line Items]
Asset impairment charges			$ 69	$ 624	$ 582
Refining [Member]
Impaired assets [Line Items]
Asset impairment charges				624	$ 582
Refining [Member] | Property, plant and equipment, materials and intangible assets various contracts [Member]
Impaired assets [Line Items]
Asset impairment charges	$ 624	$ 582
Refining [Member] | Property, plant and equipment [Member]
Impaired assets [Line Items]
Asset impairment charges	549	570
Refining [Member] | Property, plant and equipment [Member] | Level 3
Impaired assets [Line Items]
Property, plant, and equipment fair value	0	550		0
Refining [Member] | Intangible assets [Member]
Impaired assets [Line Items]
Asset impairment charges	32	12
Refining [Member] | Intangible assets [Member] | Level 3
Impaired assets [Line Items]
Intangible assets fair value	0	$ 10		$ 0
Refining [Member] | Materials and supplies [Member]
Impaired assets [Line Items]
Asset impairment charges	$ 43